Variable Interest Entities - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Variable Interest Entity [Line Items]
Lease payments after tax	114
Future minimum lease payments before tax	569
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Lease payments after tax	10
Future minimum lease payments before tax	209
Period over which lease payments will be paid	16 years